Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Parenthetical) (Detail)	Nov. 01, 2021	Oct. 31, 2021
Disclosure of classes of share capital [line items]
Borrowings interest rate	10.25%	2.57%
4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member] | Fixed interest rate [member]
Disclosure of classes of share capital [line items]
Borrowings interest rate		4.375%
4.000% Limited Recourse Capital Notes Series Two [Member] | October 28, 2080 [member] | Fixed interest rate [member]
Disclosure of classes of share capital [line items]
Borrowings interest rate		4.00%